Subsequent events (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended				3 Months Ended
	Jan. 31, 2012 Buyback of Senior Convertible Notes USD ($)	Jan. 31, 2012 Buyback of Senior Convertible Notes CNY	Mar. 31, 2012 Options	Dec. 31, 2010 Options USD ($)	Mar. 31, 2012 Minimum Options USD ($)	Mar. 31, 2012 Maximum Options USD ($)	Mar. 31, 2012 Long-term loan CNY M	Mar. 31, 2012 Short-term loans CNY	Mar. 31, 2012 Short-term loans Minimum M	Mar. 31, 2012 Short-term loans Maximum Y
Subsequent events
Additional borrowings							50,000	689,980
Maturity period							18		0.5	1
Interest rate (as a percent)							7.315%
Average interest rate (as a percent)								5.14%
Shares granted to employees at fair value			2,207,000
Exercise price of options granted (in dollars per share)				$ 4.88	$ 1.37	$ 1.83
Buyback of senior convertible notes	1,280	8,064
Price of senior convertible notes	$ 960	6,048